Summary of Redeemable Class A Units (Detail) - Redeemable Class A Units - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Redeemable Class A Units	73,590	73,590	73,590	73,590
Redeemable Units Exercisable on July 30, 2014
Temporary Equity [Line Items]
Redeemable Class A Units	48,590
Redeemable Units Exercisable on December 24, 2015
Temporary Equity [Line Items]
Redeemable Class A Units	25,000